Taxation (Tables)	12 Months Ended
Sep. 30, 2023
Taxation [Abstract]
Schedule of Components of the Income Taxes Expense	The components of the income taxes (benefit) expense are:
	For the years ended September 30,
	2023	2022	2021
Current	$—	$242,834	$43,215
Deferred	(7,476)	(17,184)	(48,143)
Total income taxes (benefit) expense	$(7,476)	$225,650	$(4,928)

Schedule of Significant Components of Deferred Tax Assets	Significant components of deferred tax assets were as follows:
	As of September 30,
	2023	2022
Deferred tax assets	$—	$6,697
Current period addition(1)	31,456	—
Current period reversal(2)	—	(6,663)
Exchange rate effect	—	(34)
Gross deferred tax assets		—
Less: valuation allowance(1)	(31,456)	—
Total deferred tax assets	$—	$—

(1)	The Group had a net taxable loss of HK$1,647,381 (US$210,439) arising from the PAM’s and PPWM’s operation as of September 30, 2023, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $31,456 and $nil for the years ended September 30, 2023 and 2022, respectively.
(2)	The Group reversed a valuation allowance against deferred tax assets on tax loss carry forwards of $6,663 for the year ended September 30, 2022, as the net operating loss has been fully utilized.

Schedule of Significant Components of Deferred Tax Liabilities	Significant components of deferred tax liabilities were as follows:
	As of September 30,
	2023	2022
Deferred tax liabilities(1)	$21,785	$45,976
Current year reversal(2)	(7,476)	(23,846)
Exchange rate effect	106	(345)
Balance at end of the year	$14,415	$21,785

(1)	As an impact of Topic 606, the Group recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $21,785 at the beginning of the year ended September 30, 2023. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.

(2)	The reversal of deferred tax liabilities for the year ended September 30, 2023 and 2022 were as the recognition of reverse due to renewal of HK$58,525 and HK$186,652 respectively during the fiscal years 2023 and 2022.

Schedule of Income Before Income Tax	Income before income tax is attributable to the following tax jurisdictions:
	For the years ended September 30,
	2023	2022	2021
Hong Kong	$(466,932)	$1,490,886	$98,930
Cayman	(576,295)	89,302	1,808,158
Net (loss) income before income tax	$(1,043,227)	$1,580,188	$1,907,088

Schedule of Reconciliation Between the Hong Kong Statutory Tax Rate to Income Before Income Taxes Expense	Reconciliation between the Hong Kong statutory tax rate to income before income taxes expense (benefit) for income taxes is as follows:
	For the years ended September 30,
	2023	2022	2021
(Loss) income before income taxes expense	$(1,043,227)	$1,580,188	$1,907,088
Income tax statutory rate	16.5%	16.5%	16.5%
Income tax (benefit) expense at statutory tax rate	(172,132)	260,731	314,669
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands	95,089	(14,735)	(298,346)
Effect of valuation allowance on deferred tax assets	31,456	—	—
Effect of non-deductible item	27,556	—	—
Effect of different tax rates for the first HK$2 million(1)	10,555	(20,346)	(21,251)
Income taxes (benefit) expense	$(7,476)	$225,650	$(4,928)

Effective income tax rate	0.72%	14.28%	(0.26)%

(1)	From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million. If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%.